INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
United States - Federal
Total Cash paid for income taxes, net of refunds	4
California Franchise Tax Board [Member]
Operating Loss Carryforwards [Line Items]
Foreign	3
New Jersey Division of Taxation [Member]
Operating Loss Carryforwards [Line Items]
Foreign
Australian Taxation Office [Member]
Operating Loss Carryforwards [Line Items]
Foreign
United States - States
Other State Tax Agencies [Member]
Operating Loss Carryforwards [Line Items]
Foreign	1
Federal Ministry of Finance, Germany [Member]
Operating Loss Carryforwards [Line Items]
United States - States